BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Description of leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years